Estimated Useful Lives Of Assets (Detail)	12 Months Ended
Dec. 31, 2011 Year
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives, maximum	40
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives, maximum	8
Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives, maximum	5
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives, maximum	5
Computer equipment and software
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum	4
Estimated useful lives, maximum	8